Warrants (Detail) (USD $)	3 Months Ended
Mar. 31, 2014
Class of Warrant or Right [Line Items]
Warrant Liability, Beginning	$ 16,600,500
Warrant Liability, Issued	78,259,040
Warrant Liability, Exercised
Warrant Liability, Ending	$ 94,859,540
Warrants, Beginning	7,075,000
Warrants, Issued	12,089,000
Warrants, Exercised
Warrants, Ending	19,164,000
Original Issue Strike Price, Warrants, Beginning	$ 9.05
Original Issue Strike Price, Warrants Issued	$ 5.00